Tax Effects of Temporary Differences that Give Rise to Significant Portions of Net Deferred Tax Asset (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Research and development credits		$ 2,841
Net operating loss carryforwards	9,149	11,754
Capitalized research and development expenses	81	140
Other credits	102	31
Intangible assets	28,846	26,112
Timing differences, including reserves, accruals, and writeoffs	117,222	85,719
Total gross deferred tax assets	155,400	126,597
Less: Valuation allowance	(6,005)	(6,913)
Deferred tax assets	149,395	119,684
Property, plant & equipment	(8,363)	(10,156)
Debt discount and issuance costs	(7,565)	(13,919)
481 (a) adjustments	(971)	(2,033)
Intangible assets acquired in Oceana transaction	(85,692)	(98,386)
Timing differences, including reserves, accruals, and writeoffs	(2,482)	(2,395)
Deferred tax liabilities	(105,073)	(126,889)
Net deferred tax asset (liability)	$ 44,322	$ (7,205)